Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000072749
Average Annual Return [Line Items]
Average Annual Return, Percent	9.30%	1.65%		2.60%
Without Sales Load [Member] | C000072750
Average Annual Return [Line Items]
Average Annual Return, Percent	8.99%	1.36%		2.32%
Without Sales Load [Member] | C000169957
Average Annual Return [Line Items]
Average Annual Return, Percent	9.36%	1.82%	3.13%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%	(1.62%)		(0.37%)
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%	(1.62%)		(0.37%)
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.77%	(1.62%)	(0.20%)
Bloomberg Global Aggregate Bond USD Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%	0.35%		1.97%
Bloomberg Global Aggregate Bond USD Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%	0.35%		1.97%
Bloomberg Global Aggregate Bond USD Hedged Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%	0.35%	1.46%